UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Absolute Return 300 Fund

The fund's portfolio
1/31/13 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (17.5%)

Federal Home Loan Mortgage Corp.
IFB Ser. 2976, Class LC, 23.666s, 2035			$201,897	$326,372
IFB Ser. 3072, Class SM, 23.042s, 2035			527,013	820,676
IFB Ser. 3072, Class SB, 22.896s, 2035			472,188	732,306
IFB Ser. 3249, Class PS, 21.596s, 2036			401,436	598,045
IFB Ser. 2990, Class LB, 16.42s, 2034			1,196,271	1,649,825
IFB Ser. 3859, Class SG, IO, 6.494s, 2039			3,654,207	426,044
IFB Ser. 3727, Class PS, IO, 6.494s, 2038			21,774,184	2,009,216
IFB Ser. 3856, Class PS, IO, 6.394s, 2040			4,594,849	644,037
IFB Ser. 3708, Class SQ, IO, 6.344s, 2040			14,661,477	2,136,617
IFB Ser. 3907, Class KS, IO, 6.344s, 2040			8,990,161	1,230,703
IFB Ser. 3708, Class SA, IO, 6.244s, 2040			31,617,533	4,723,027
IFB Ser. 3934, Class SA, IO, 6.194s, 2041			2,002,351	361,324
IFB Ser. 3852, Class NT, 5.794s, 2041			11,380,053	12,144,678
IFB Ser. 3752, Class PS, IO, 5.794s, 2040			21,074,957	3,137,640
Ser. 3632, Class CI, IO, 5s, 2038			475,235	27,364
Ser. 3626, Class DI, IO, 5s, 2037			279,203	9,303
Ser. 3747, Class HI, IO, 4 1/2s, 2037			726,139	60,685
Ser. 4026, Class JI, IO, 4s, 2041			9,666,237	1,080,685
Ser. 3748, Class NI, IO, 4s, 2034(F)			7,707,251	378,385
Ser. 3751, Class MI, IO, 4s, 2034			955,914	19,118
Ser. T-8, Class A9, IO, 0.366s, 2028			541,078	5,749
Ser. T-59, Class 1AX, IO, 0.273s, 2043			1,244,516	15,216
Ser. T-48, Class A2, IO, 0.212s, 2033			1,837,790	17,660
Ser. 4077, Class TO, PO, zero %, 2041			1,953,304	1,634,954
Ser. 3835, Class FO, PO, zero %, 2041			26,378,943	22,611,766
FRB Ser. T-54, Class 2A, IO, zero %, 2043			735,217	115

Federal National Mortgage Association
IFB Ser. 04-10, Class QC, 27.785s, 2031			1,621,945	2,242,023
IFB Ser. 05-74, Class NK, 26.482s, 2035			135,252	237,528
IFB Ser. 07-53, Class SP, 23.453s, 2037			462,450	733,576
IFB Ser. 06-86, Class SY, 23.27s, 2036			332,540	355,818
IFB Ser. 05-75, Class GS, 19.639s, 2035			479,017	692,176
IFB Ser. 11-4, Class CS, 12.493s, 2040			4,342,710	5,203,110
IFB Ser. 10-119, Class PS, IO, 6.496s, 2030			9,996,972	1,661,997
IFB Ser. 12-3, Class SD, IO, 6.306s, 2042			5,608,297	1,002,483
IFB Ser. 11-67, Class BS, IO, 6.296s, 2041			18,503,605	3,220,737
IFB Ser. 404, Class S13, IO, 6.196s, 2040			753,111	111,810
IFB Ser. 10-35, Class SG, IO, 6.196s, 2040(F)			12,129,591	1,679,657
Ser. 397, Class 2, IO, 5s, 2039			498,804	68,665
Ser. 398, Class C5, IO, 5s, 2039			1,091,685	121,941
Ser. 12-124, Class UI, IO, 4s, 2042			5,433,031	902,970
Ser. 12-30, Class PI, IO, 4s, 2042			12,703,024	1,804,211
Ser. 406, Class 2, IO, 4s, 2041			1,554,684	202,264
Ser. 406, Class 1, IO, 4s, 2041			989,106	132,936
Ser. 03-W10, Class 1, IO, 1.347s, 2043			507,838	21,206
Ser. 98-W5, Class X, IO, 0.588s, 2028			1,000,742	43,782
Ser. 98-W2, Class X, IO, 0.48s, 2028			3,460,615	152,483
Ser. 03-W1, Class 2A, IO, zero %, 2042			1,586,810	124
Ser. 07-44, Class CO, PO, zero %, 2037			144,055	128,940

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.633s, 2041			11,605,273	18,512,963
IFB Ser. 10-158, Class SD, 14.386s, 2040			2,479,000	3,500,869
IFB Ser. 11-70, Class WS, 9.291s, 2040			10,522,271	11,930,782
IFB Ser. 11-72, Class SE, 7.132s, 2041			7,375,000	7,669,813
IFB Ser. 11-56, Class MS, 6.87s, 2041			2,354,350	2,582,299
IFB Ser. 11-61, Class CS, IO, 6.475s, 2035			17,195,917	2,321,447
IFB Ser. 10-120, Class SB, IO, 5.995s, 2035			1,695,089	151,405
IFB Ser. 10-20, Class SC, IO, 5.945s, 2040			461,820	81,835
IFB Ser. 11-70, Class SN, IO, 5.694s, 2041			11,996,000	3,095,088
IFB Ser. 11-70, Class SH, IO, 5.684s, 2041			15,001,000	3,909,711
IFB Ser. 10-42, Class DS, IO, 5.495s, 2040			7,272,445	1,177,219
IFB Ser. 10-37, Class SG, IO, 5.495s, 2040			8,078,899	1,332,614
Ser. 12-129, Class IO, IO, 4 1/2s, 2042			9,647,173	2,287,538
Ser. 11-18, Class PI, IO, 4 1/2s, 2040			866,978	132,561
Ser. 13-24, Class IK, IO, 4 1/2s, 2040(FWC)			11,128,000	2,030,971
Ser. 10-103, Class DI, IO, 4 1/2s, 2038			12,627,796	1,278,562
Ser. 11-70, PO, zero %, 2041			17,678,722	14,691,548
Ser. 10-151, Class KO, PO, zero %, 2037			3,246,544	2,923,967

GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.582s, 2027			268,241	3,374
Ser. 98-3, IO, 0.343s, 2027			168,211	2,747
Ser. 98-2, IO, 0.267s, 2027			145,882	1,049
Ser. 98-4, IO, zero %, 2026			213,527	7,732

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO, 6.046s, 2045			1,347,247	255,977

				157,404,018
Commercial mortgage-backed securities (17.9%)

Banc of America Commercial Mortgage, Inc.
FRB Ser. 06-2, Class AJ, 5.767s, 2045			1,112,000	1,139,913
Ser. 04-3, Class D, 5.61s, 2039			2,832,319	2,913,238
FRB Ser. 07-3, Class A2, 5.592s, 2049			375,799	376,070
Ser. 06-5, Class A2, 5.317s, 2047			6,801,710	6,800,819
Ser. 06-6, Class A2, 5.309s, 2045			3,891,950	4,009,257
Ser. 04-4, Class D, 5.073s, 2042			1,827,000	1,820,720
Ser. 07-1, Class XW, IO, 0.315s, 2049			6,479,111	63,398

Banc of America Commercial Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.866s, 2042			6,751,436	60,716
Ser. 02-PB2, Class XC, IO, 0.389s, 2035			6,561,677	66

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 5.964s, 2042			5,209,000	5,586,653
FRB Ser. 06-PW11, Class AJ, 5.454s, 2039			5,394,000	5,380,515
Ser. 05-PWR9, Class AJ, 4.985s, 2042(F)			5,480,000	5,633,820

Bear Stearns Commercial Mortgage Securities, Inc. 144A
FRB Ser. 06-PW11, Class B, 5.454s, 2039(F)			1,544,000	1,420,622
Ser. 07-PW15, Class X2, IO, 0.39s, 2044(F)			273,318,080	1,202,600

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class AJ, 5.738s, 2049			3,462,000	3,572,542

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class D, 4.878s, 2045(F)			4,273,000	4,262,216

Commercial Mortgage Pass-Through Certificates
Ser. 06-C8, Class A2B, 5.248s, 2046			1,031,169	1,036,754
Ser. 05-C6, Class AJ, 5.209s, 2044			3,956,000	4,163,495

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049(F)			2,600,000	2,721,865

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.335s, 2045(F)			1,063,000	1,059,870
FRB Ser. 07-C9, Class AJFL, 0.9s, 2049(F)			2,740,000	2,246,741

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4, Class A2, 5.761s, 2039			2,666,940	2,700,680

CS First Boston Mortgage Securities Corp.
Ser. 05-C6, Class B, 5.23s, 2040			4,330,000	4,016,075
Ser. 03-CPN1, Class E, 4.891s, 2035			1,849,000	1,848,556

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			1,874,394	2,029,031
Ser. 03-C3, Class AX, IO, 1.657s, 2038			33,928,525	18,932

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB Ser. 11-LC2A, Class D, 5.445s, 2044			987,000	1,031,777

DLJ Commercial Mortgage Corp. 144A FRB Ser. 98-CG1, Class B4, 7.192s, 2031			1,745,970	1,764,657

First Union Commercial Mortgage Trust 144A Ser. 99-C1, Class F, 5.35s, 2035			2,410,000	2,470,250

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			1,419,219	1,419,219

GE Commercial Mortgage Corporation Trust FRB Ser. 05-C1, Class B, 4.846s, 2048			1,197,000	1,249,740

GE Commercial Mortgage Corporation Trust 144A FRB Ser. 04-C1, Class G, 5.157s, 2038(F)			2,606,000	2,620,330

GMAC Commercial Mortgage Securities, Inc. 144A FRB Ser. 03-C2, Class F, 5.458s, 2040			1,472,000	1,472,000

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035(F)			2,300,000	2,334,954
Ser. 03-C1, Class G, 4.773s, 2035			2,233,000	2,220,197

GS Mortgage Securities Corp. II Ser. 05-GG4, Class B, 4.841s, 2039(F)			3,310,000	2,951,978

GS Mortgage Securities Corp. II 144A FRB Ser. 12-GCJ9, Class XA, IO, 2.411s, 2045			9,943,952	1,509,162

GS Mortgage Securities Trust 144A Ser. GC10, Class D, 4.415s, 2046(F)			1,231,000	1,161,250

GS Mortgage Securities Trust FRB Ser. 04-GG2, Class D, 5.538s, 2038			883,000	889,071

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051(F)			3,356,000	3,390,636
FRB Ser. 04-CB9, Class B, 5.662s, 2041(F)			1,599,000	1,641,376
Ser. 06-CB16, Class AJ, 5.623s, 2045			1,234,000	1,172,300
FRB Ser. 02-C2, Class E, 5.476s, 2034			2,251,000	2,251,000
Ser. 07-LDPX, Class A3S, 5.317s, 2049			4,595,000	4,697,906
Ser. 02-C3, Class D, 5.314s, 2035			1,749,414	1,749,414
FRB Ser. 04-CBX, Class B, 5.021s, 2037			807,000	795,326

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 01-C1, Class H, 5.626s, 2035(F)			2,156,445	2,161,266
FRB Ser. 11-C3, Class E, 5.533s, 2046(F)			918,000	957,962
FRB Ser. 11-C5, Class D, 5.314s, 2046(F)			1,988,000	2,038,066
FRB Ser. 12-CBX, Class E, 5.189s, 2045			1,020,000	1,035,606
FRB Ser. 12-LC9, Class E, 4.429s, 2047			1,138,000	1,072,760

LB-UBS Commercial Mortgage Trust
Ser. 07-C6, Class A3, 5.933s, 2040			5,600,000	6,207,178
Ser. 06-C3, Class A2, 5.532s, 2032			12,046	12,042
Ser. 05-C7, Class A2, 5.103s, 2030			8,738	8,738
Ser. 07-C2, Class XW, IO, 0.499s, 2040			6,375,919	112,720

Merrill Lynch Mortgage Trust Ser. 05-CKI1, Class AJ, 5.273s, 2037(F)			924,000	952,252

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO, 0.191s, 2043			152,984,449	1,694,762

Merrill Lynch/Countrywide Commercial Mortgage Trust Ser. 06-3, Class AJ, 5.485s, 2046(F)			3,253,000	2,978,640

Morgan Stanley Capital I Trust FRB Ser. 07-T27, Class AJ, 5.652s, 2042(F)			2,531,000	2,526,812

Morgan Stanley Capital I Trust Ser. 07-HQ11, Class AJ, 5.508s, 2044(F)			2,091,000	2,112,390

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.843s, 2043			843,571	876,048

Nomura Asset Securities Corp. 144A Ser. 98-D6, Class B1, 6s, 2030			4,302,883	4,582,570

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1, Class J, 7s, 2032			4,138,000	4,197,435

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C34, Class AJ, 5.971s, 2046			2,214,000	2,214,000
Ser. 05-C17, Class D, 5.396s, 2042(F)			3,960,000	3,834,585
Ser. 06-C29, Class AM, 5.339s, 2048			3,520,000	3,962,580
Ser. 06-C29, IO, 0.385s, 2048			160,795,494	2,170,739

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 03-C8, Class F, 5.439s, 2035(F)			1,950,000	2,046,903
FRB Ser. 03-C6, Class J, 5.24s, 2035(F)			2,726,000	2,766,876

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.249s, 2044			2,602,000	2,717,146
FRB Ser. 12-C10, Class D, 4.462s, 2045			1,220,000	1,165,864
FRB Ser. 13-C11, Class D, 4.186s, 2045(FWC)			1,039,000	986,401

				160,270,048
Residential mortgage-backed securities (non-agency) (7.6%)

Adjustable Rate Mortgage Trust FRB Ser. 06-2, 5.298s, 2036			5,517,385	4,455,288

Banc of America Funding Corp. FRB Ser. 06-G, Class 2A5, 0.485s, 2036			3,285,471	2,793,636

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036			987,448	515,941
Ser. 12-RR10, Class 8A2, 4s, 2036			2,092,682	2,113,609
FRB Ser. 12-RR10, Class 9A2, 2.664s, 2035			300,000	228,750
Ser. 12-RR10, Class 4A2, 2 5/8s, 2036			1,730,000	1,422,925

Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR12, Class 1A3, 13.505s, 2037			1,612,181	910,882
Ser. 12-RR12, Class 1A2, 4s, 2037			1,200,242	1,209,244
Ser. 12-RR11, Class 11A2, 2.6s, 2036			3,747,841	2,314,292
Ser. 09-RR7, Class 1A7, IO, 1.755s, 2046			46,927,268	2,111,727
Ser. 09-RR7, Class 2A7, IO, 1.567s, 2047			86,508,300	3,572,793

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046			15,157,353	488,067
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036			11,298,685	207,896

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR3, Class 1A2A, 5.567s, 2036			5,183,110	4,794,377

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 12-8, Class 1A2, 2.664s, 2035			3,958,121	2,810,266

Countrywide Home Loans
Ser. 07-10, Class A21, 6s, 2037			1,681,772	1,496,777
Ser. 06-9, Class A2, 6s, 2036			2,856,919	2,614,081
Ser. 05-15, Class A8, 5 1/2s, 2035			3,000,000	2,948,073

GSR Mortgage Loan Trust FRB Ser. 05-AR6, Class 1A1, 2.654s, 2035			4,396,880	4,497,128

JPMorgan Mortgage Trust
FRB Ser. 07-A4, Class 2A1, 5.512s, 2037			2,672,381	2,371,738
FRB Ser. 07-A4, Class 2A2, 5.512s, 2037			3,783,992	3,324,460

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO, PO, 0.8s, 2047			8,070,711	258,263

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A5, Class A3, 2.565s, 2035			2,800,000	2,688,000

WAMU Mortgage Pass-Through Certificates
FRB Ser. 06-AR1, Class 2A1B, 1.241s, 2046			1,999,969	1,739,973
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034			3,421,942	3,011,309
FRB Ser. 05-AR17, Class A1C4, 0.604s, 2045			5,480,990	3,014,545
FRB Ser. 05-AR1, Class A1B, 0.594s, 2045			1,360,654	1,132,744

Wells Fargo Mortgage Backed Securities Trust
FRB Ser. 06-AR3, Class A2, 5.415s, 2036(F)			4,767,683	4,243,238
FRB Ser. 06-AR1, Class 2A5, 5.354s, 2036			5,250,000	5,276,247

				68,566,269

Total mortgage-backed securities (cost $367,942,247)				$386,240,335

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (27.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (5.1%)

Government National Mortgage Association Pass-Through Certificates
3s, TBA, March 1, 2043			$4,000,000	$4,164,375
3s, TBA, February 1, 2043			33,000,000	34,425,702
3s, TBA, February 1, 2043			7,000,000	7,305,157

				45,895,234
U.S. Government Agency Mortgage Obligations (22.0%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates 3s, TBA, February 1, 2043			13,000,000	13,367,656

Federal National Mortgage Association Pass-Through Certificates
4s, July 1, 2042			19,069,541	20,925,328
3s, TBA, March 1, 2043			47,000,000	48,402,659
3s, TBA, February 1, 2043			111,000,000	114,642,188

				197,337,831

Total U.S. government and agency mortgage obligations (cost $244,667,664)				$243,233,065

U.S. GOVERNMENT AGENCY OBLIGATIONS (—%)(a)
			Principal amount	Value

Federal Home Loan Bank unsec. notes 1 1/4s, December 12, 2014(i)			$340,000	$346,066

Total U.S. government agency obligations (cost $346,066)				$346,066

U.S. TREASURY OBLIGATIONS (0.3%)(a)
			Principal amount	Value

U.S. Treasury Notes
4s, August 15, 2015(i)			$685,000	$809,396
2 5/8s, November 15, 2020			371,000	400,300
2 5/8s, July 31, 2014(i)			260,000	269,339
1 3/8s, February 28, 2019(i)			775,000	790,097
1/4s, April 30, 2014(i)			15,000	15,018
1/4s, June 30, 2014(i)			121,000	121,079
1/4s, September 15, 2015(i)			120,000	119,776

Total U.S. treasury obligations (cost $2,476,253)				$2,525,005

CORPORATE BONDS AND NOTES (14.5%)(a)
			Principal amount	Value

Basic materials (1.1%)

Airgas, Inc. sr. unsec. unsub. notes 3 1/4s, 2015			$1,500,000	$1,585,781

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			950,000	1,066,375

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014			544,000	590,850

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes 9s, 2019 (Australia)			1,985,000	2,754,847

US Coatings Acquisition, Inc. / Flash Dutch 2 BV 144A company guaranty sr. notes 5 3/4s, 2021 (Netherlands)(FWC)			100,000	134,422

Weyerhaeuser Co. sr. unsec. unsub. notes 7 1/4s, 2013			4,175,000	4,274,720

				10,406,995
Capital goods (0.6%)

Bombardier, Inc. 144A sr. notes 4 1/4s, 2016 (Canada)			2,000,000	2,075,000

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020			1,000,000	1,125,000

Staples, Inc. sr. unsec. unsub. notes 2 3/4s, 2018			2,500,000	2,507,942

				5,707,942
Communication services (1.6%)

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2015			2,205,000	2,445,186

Cricket Communications, Inc. company guaranty sr. unsub. notes 7 3/4s, 2016			1,000,000	1,052,500

Crown Castle International Corp. 144A sr. unsec. notes 5 1/4s, 2023			840,000	882,000

Digicel Group, Ltd. 144A sr. unsec. notes 12s, 2014 (Jamaica)			1,480,000	1,594,700

DISH DBS Corp. company guaranty 7 1/8s, 2016			977,000	1,089,355

Frontier Communications Corp. sr. unsec. notes 8 1/4s, 2017			1,500,000	1,736,250

Inmarsat Finance PLC 144A company guaranty sr. notes 7 3/8s, 2017 (United Kingdom)			210,000	225,750

NII Capital Corp. company guaranty sr. unsec. unsub. notes 10s, 2016			1,270,000	1,228,725

SBA Tower Trust 144A company guaranty mtge. notes 4.254s, 2015			2,900,000	3,079,130

Windstream Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2017			1,000,000	1,142,500

				14,476,096
Consumer cyclicals (1.2%)

Autonation, Inc. company guaranty sr. unsec. notes 6 3/4s, 2018			2,560,000	2,892,800

Caesars Entertainment Operating Co., Inc. sr. notes 11 1/4s, 2017			250,000	267,500

Ford Motor Credit Co., LLC sr. unsec. notes 12s, 2015			1,250,000	1,525,000

Owens Corning company guaranty sr. unsec. notes 9s, 2019			253,000	316,883

QVC, Inc. 144A sr. notes 7 1/8s, 2017			965,000	1,009,212

Toys R Us Property Co., LLC company guaranty sr. notes 8 1/2s, 2017			950,000	999,875

Turner Broadcasting System, Inc. company guaranty sr. unsec. unsub. notes 8 3/8s, 2013			2,365,000	2,438,750

Viacom, Inc. sr. unsec. notes 4 3/8s, 2014			1,571,000	1,659,413

				11,109,433
Consumer staples (1.5%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2014			2,775,000	3,000,166

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016			2,105,000	2,410,225

Corrections Corporation of America company guaranty sr. notes 7 3/4s, 2017			415,000	438,344

Costco Wholesale Corp. sr. unsec. unsub. notes 0.65s, 2015			2,180,000	2,188,589

Dean Foods Co. company guaranty sr. unsec. unsub. notes 7s, 2016			365,000	405,150

Delhaize Group company guaranty sr. unsec. notes 4 1/8s, 2019 (Belgium)			1,000,000	1,039,955

JBS USA, LLC/JBS USA Finance, Inc. company guaranty sr. unsec. notes 11 5/8s, 2014			500,000	556,875

Mondelez International, Inc. sr. unsec. notes 2 5/8s, 2013			3,270,000	3,285,938

				13,325,242
Energy (1.4%)

Chesapeake Energy Corp. company guaranty sr. unsec. notes 9 1/2s, 2015			935,000	1,058,888

Gazprom Via OAO White Nights Finance BV notes 10 1/2s, 2014 (Russia)			1,000,000	1,088,320

Hercules Offshore, Inc. 144A company guaranty sr. notes 7 1/8s, 2017			95,000	101,413

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			180,000	223,004

Peabody Energy Corp. company guaranty sr. unsec. notes 7 3/8s, 2016			448,000	510,720

Petrobras International Finance Co. company guaranty sr. unsec. notes 3 7/8s, 2016 (Brazil)			5,000,000	5,236,560

Petrohawk Energy Corp. company guaranty sr. unsec. notes 10 1/2s, 2014			1,000,000	1,058,550

Shell International Finance BV company guaranty sr. unsec. unsub. notes 0 5/8s, 2015 (Netherlands)			875,000	877,425

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017			2,000,000	2,090,000

				12,244,880
Financials (4.3%)

Air Lease Corp. sr. unsec. notes 4 1/2s, 2016			1,000,000	1,017,500

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2014			1,500,000	1,541,250

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			1,500,000	1,496,190

CIT Group, Inc. 144A sr. unsec. notes 4 3/4s, 2015			1,500,000	1,575,000

Erac USA Finance Co. 144A company guaranty sr. notes 2 3/4s, 2013			2,315,000	2,331,809

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 7 3/4s, 2016			1,150,000	1,194,563

ING Bank NV 144A unsec. notes 3 3/4s, 2017 (Netherlands)			4,575,000	4,888,150

Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub. notes 4 7/8s, 2016 (United Kingdom)			60,000	66,388

Lloyds TSB Bank PLC company guaranty sr. unsec. sub. notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)			2,940,000	3,264,141

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2014			200,000	211,688

MetLife Global Funding I 144A sr. unsub. notes 5 1/8s, 2013			350,000	353,002

New York Life Global Funding 144A notes 3s, 2015			4,560,000	4,802,847

Principal Life Global Funding II 144A notes 1s, 2015			1,740,000	1,746,047

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes 2.997s, 2015			1,781,250	1,842,594

Royal Bank of Scotland PLC (The) sr. unsec. unsub. notes 2.55s, 2015 (United Kingdom)			2,260,000	2,330,141

Royal Bank of Scotland PLC (The) 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)			1,620,000	1,717,782

Scotland International Finance No2 BV 144A bank guaranty unsec. sub. notes 4 1/4s, 2013 (Netherlands)			605,000	609,900

Simon Property Group LP sr. unsec. unsub. notes 4.2s, 2015(R)			300,000	318,208

Sumitomo Mitsui Banking Corp. 144A sr. unsec. notes 2.15s, 2013 (Japan)			3,610,000	3,633,248

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s, 2035 (Russia)			500,000	538,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)			1,000,000	1,112,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 1/4s, 2035 (Russia)			1,850,000	1,993,375

				38,585,073
Health care (0.7%)

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017 (Luxembourg)		EUR	510,000	743,756

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015			$900,000	1,026,000

HCA, Inc. company guaranty sr. notes 7 7/8s, 2020			805,000	892,544

HCA, Inc. sr. notes 6 1/2s, 2020			612,000	683,910

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017			630,000	666,225

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018			665,000	729,006

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019			130,000	146,900

Zoetis Inc. 144A sr. unsec. notes 3 1/4s, 2023			660,000	659,720

Zoetis Inc. 144A sr. unsec. notes 1 7/8s, 2018			660,000	660,760

				6,208,821
Technology (0.1%)

NXP BV/NXP Funding, LLC company guaranty sr. notes FRN Ser. EXCH, 3.054s, 2013 (Netherlands)			75,000	75,000

Seagate Technology International 144A company guaranty sr. notes 10s, 2014 (Cayman Islands)			425,000	454,750

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015			120,000	126,354

				656,104
Transportation (0.8%)

Aguila 3 SA company guaranty sr. notes Ser. REGS, 7 7/8s, 2018 (Luxembourg)		CHF	888,000	1,031,877

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			$957,348	1,043,510

Continental Airlines, Inc. pass-through certificates Ser. 98-1A, 6.648s, 2017			1,022,484	1,096,614

Federal Express Corp. 2012 Pass Through Trust 144A notes 2 5/8s, 2018			3,634,178	3,676,457

				6,848,458
Utilities and power (1.2%)

AES Corp. (The) sr. unsec. unsub. notes 8s, 2017			1,005,000	1,160,775

Ameren Corp. sr. unsec. notes 8 7/8s, 2014			1,760,000	1,915,098

El Paso Corp. sr. unsec. notes 7s, 2017			1,140,000	1,306,869

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			905,000	890,294

Texas-New Mexico Power Co. 144A 1st mtge. bonds 9 1/2s, 2019			3,816,000	5,172,041

				10,445,077

Total corporate bonds and notes (cost $124,438,100)				$130,014,121

SENIOR LOANS (7.9%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

Fortescue Metals Group, Ltd. bank term loan FRN Class B, 5 1/4s, 2017 (Australia)			$418,950	$424,187

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s, 2018 (United Kingdom)			496,250	507,102

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017			1,444,275	1,443,372

Novelis, Inc./GA bank term loan FRN Class B, 4s, 2017			279,301	282,501

Tube City IMS Corp. bank term loan FRN Ser. B, 5 3/4s, 2019			660,013	666,613

				3,323,775
Capital goods (0.7%)

ADS Waste Holdings, Inc. bank term loan FRN Class B, 5 1/4s, 2019			500,000	504,063

Allison Transmission, Inc. bank term loan FRN Class B3, 4 1/4s, 2019			1,492,509	1,509,767

Generac Power Systems, Inc. bank term loan FRN Class B, 6 1/4s, 2018			995,000	1,016,559

Reynolds Group Holdings, Inc. bank term loan FRN Class B, 4 3/4s, 2018			598,500	606,655

Silver II Borrower SCA bank term loan FRN 5s, 2019 (Luxembourg)			500,000	504,750

SRAM Corp. bank term loan FRN 4.761s, 2018			719,340	724,735

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020			280,000	286,300

Tomkins Air Distribution bank term loan FRN 5s, 2018			335,000	340,025

WESCO International, Inc. bank term loan FRN 5 3/4s, 2019			1,000,000	1,010,833

				6,503,687
Communication services (1.2%)

Asurion Corp. bank term loan FRN Ser. B, 5 1/2s, 2018			1,263,926	1,275,927

Cequel Communications, LLC bank term loan FRN Ser. B, 4s, 2019			1,240,625	1,249,930

Crown Castle Operating Co. bank term loan FRN Class B, 4s, 2019			990,000	997,838

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s, 2018 (Bermuda)			1,476,930	1,494,653

Intelsat SA bank term loan FRN 3.205s, 2014 (Luxembourg)			1,000,000	999,375

Level 3 Financing, Inc. bank term loan FRN Class B2, 4 3/4s, 2019			1,000,000	1,009,750

MetroPCS Wireless, Inc. bank term loan FRN Ser. B3, 4s, 2018			1,105,296	1,109,046

SBA Senior Finance II, LLC bank term loan FRN Ser. B, 3 3/4s, 2018			492,500	494,039

Telesat Canada bank term loan FRN Class B, 4 1/4s, 2019 (Canada)			1,243,750	1,254,245

Windstream Corp. bank term loan FRN Ser. B3, 4s, 2019			248,750	250,356

Zayo Group, LLC bank term loan FRN Class B, 5 1/4s, 2019			663,333	670,796

				10,805,955
Consumer cyclicals (2.3%)

Academy, Ltd. bank term loan FRN Ser. B, 4 3/4s, 2018			962,588	973,581

Affinion Group, Inc. bank term loan FRN 6 1/2s, 2016			977,421	934,048

AMC Entertainment, Inc. bank term loan FRN Ser. B3, 4 3/4s, 2018			990,000	999,591

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019			190,000	192,138

Boyd Gaming Corp. bank term loan FRN Ser. A, 3.712s, 2015			1,350,000	1,355,063

Burlington Coat Factory Warehouse Corp. bank term loan FRN Ser. B1, 5 1/2s, 2017			235,125	237,770

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 5.454s, 2018			600,000	556,667

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018			791,375	796,321

Gateway Casinos & Entertainment, Inc. bank term loan FRN Ser. B1, 6s, 2016		CAD	2,317,968	2,318,200

Interactive Data Corp. bank term loan FRN 4 1/2s, 2018			$685,009	686,721

Isle of Capri Casinos, Inc. bank term loan FRN 4 3/4s, 2017			844,950	854,808

J. Crew Group, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			982,500	988,794

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018			1,205,502	1,208,265

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020			900,000	908,578

MoneyGram International, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			1,307,692	1,309,327

Motor City Casino bank term loan FRN 6s, 2017			897,947	905,804

Neiman Marcus Group, Inc. (The) bank term loan FRN 4 3/4s, 2018			1,280,000	1,285,440

Nielsen Finance, LLC bank term loan FRN Ser. C, 3.458s, 2016			489,950	493,114

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017			83,902	84,496

Peninsula Gaming, LLC bank term loan FRN Ser. B, 5 3/4s, 2017			1,000,000	1,014,583

PETCO Animal Supplies, Inc. bank term loan FRN 4 1/2s, 2017			977,500	979,129

Roofing Supply Group, LLC bank term loan FRN Class B, 5.54s, 2019			997,500	1,006,228

Tribune Co. bank term loan FRN Ser. B, 4s, 2019			715,000	720,363

				20,809,029
Consumer staples (0.5%)

Del Monte Corp. bank term loan FRN Ser. B, 4 1/2s, 2018			460,204	461,643

DineEquity, Inc. bank term loan FRN Ser. B, 4 1/4s, 2017			244,906	245,824

Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp. bank term loan FRN Ser. F, 4 3/4s, 2018			995,000	1,006,372

Revlon Consumer Products Corp. bank term loan FRN 4 3/4s, 2017			1,477,500	1,488,027

Rite Aid Corp. bank term loan FRN 4 1/2s, 2018			964,553	963,950

Wendy's International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019			643,388	651,196

				4,817,012
Energy (0.4%)

Frac Tech International, LLC bank term loan FRN Ser. B, 8 1/2s, 2016			411,115	357,842

MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018 (Canada)			824,563	831,906

Plains Exploration & Production Co. bank term loan FRN Class B, 4s, 2019			900,000	902,089

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017			1,313,375	1,323,225

				3,415,062
Financials (0.3%)

iStar Finanacial, Inc. bank term loan FRN 5 3/4s, 2017(R)			380,957	386,671

Ocwen Financial Corp. bank term loan FRN Ser. B, 7s, 2016			320,124	320,924

USI Insurance Services, LLC bank term loan FRN Ser. B, 5 1/4s, 2019			1,500,000	1,513,125

Walter Investment Management Corp. bank term loan FRN 5 3/4s, 2017			500,000	504,375

				2,725,095
Health care (1.4%)

Bausch & Lomb, Inc. bank term loan FRN Class B, 5 1/4s, 2019			1,492,500	1,508,358

Capsugel Holdings US, Inc. bank term loan FRN Class B, 4 3/4s, 2018			949,714	963,960

Emergency Medical Services Corp. bank term loan FRN Ser. B, 5 1/4s, 2018			485,965	486,937

Health Management Associates, Inc. bank term loan FRN Ser. B, 4 1/2s, 2018			1,113,750	1,123,844

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019			1,119,375	1,133,367

IASIS Healthcare, LLC bank term loan FRN Ser. B, 5s, 2018			560,025	564,400

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018			902,720	916,036

Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			790,207	792,430

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B, 5s, 2019			374,063	378,504

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 6 1/4s, 2018			1,069,200	1,082,565

Pharmaceutical Product Development, Inc. bank term loan FRN Ser. B, 4 1/4s, 2018			1,069,200	1,074,546

Quintiles Transnational Corp. bank term loan FRN Ser. B2, 4 1/2s, 2018			997,468	1,008,274

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class C, 4 1/4s, 2019 (Canada)			750,000	759,938

Valeant Pharmaceuticals International, Inc. bank term loan FRN Class D, 4 1/4s, 2019 (Canada)			750,000	759,492

				12,552,651
Technology (0.4%)

Eagle Parent, Inc. bank term loan FRN 5s, 2018			985,000	991,772

NXP Funding, LLC bank term loan FRN Ser. B, 5 1/4s, 2019 (Netherlands)			1,240,625	1,254,582

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019			985,050	992,438

				3,238,792
Transportation (0.1%)

Swift Transportation Company, LLC bank term loan FRN Ser. B2, 5s, 2017			1,051,558	1,062,073

				1,062,073
Utilities and power (0.2%)

AES Corp. (The) bank term loan FRN Ser. B, 4 1/4s, 2018			384,107	388,368

Energy Transfer Equity LP bank term loan FRN Ser. B, 3 3/4s, 2017			1,285,000	1,295,352

				1,683,720

Total senior loans (cost $70,145,841)				$70,936,851

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (3.3%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017			$2,810,000	$2,276,100

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s, 2013			1,175,000	1,182,638

Argentina (Republic of) sr. unsec. unsub. bonds 7s, 2015			9,520,000	8,320,480

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s, 2021			960,000	1,084,800

Croatia (Republic of) 144A unsec. notes 6 1/4s, 2017			350,000	383,737

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2042(STP)(Greece)			115,500	64,492

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2041(STP)(Greece)			115,500	64,416

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2040(STP)(Greece)			185,500	103,734

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2039(STP)(Greece)			335,500	186,499

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2038(STP)(Greece)			1,115,500	624,102

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2037(STP)(Greece)			335,500	187,929

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2036(STP)(Greece)			595,500	335,718

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2035(STP)(Greece)			115,500	65,622

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2034(STP)(Greece)			485,500	275,551

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2033(STP)(Greece)			115,500	65,920

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2032(STP)(Greece)			115,500	66,728

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2031(STP)(Greece)			115,500	67,269

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2030(STP)(Greece)			1,575,500	938,581

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2029(STP)(Greece)			115,500	70,511

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2028(STP)(Greece)			115,500	72,546

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2027(STP)(Greece)			115,500	74,485

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2026(STP)(Greece)			385,500	256,895

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2025(STP)(Greece)			2,175,500	1,488,557

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2024(STP)(Greece)			245,500	173,350

Hellenic (Republic of) sr. unsec. unsub. bonds Ser. PSI, stepped-coupon 2s (3s, 2/24/15), 2023(STP)(Greece)			985,500	730,489

Ireland (Republic of) unsec. bonds 5 1/2s, 2017		EUR	2,365,000	3,545,806

Korea Development Bank sr. unsec. unsub. notes 4s, 2016 (South Korea)			$2,000,000	2,178,546

Portugal (Republic of) sr. unsec. unsub. bonds 4.35s, 2017			755,000	997,266

Spain (Kingdom of) sr. unsec. bonds 5 1/2s, 2017		EUR	755,000	1,102,538

Ukraine (Government of) 144A notes 9 1/4s, 2017			$935,000	1,014,609

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s, 2013			1,700,000	1,711,730

Total foreign government and agency bonds and notes (cost $30,071,417)				$29,711,644

PURCHASED SWAP OPTIONS OUTSTANDING (0.4%)(a)
Counterparty
Fixed Right % to receive or (pay)/	Expiration		Contract
Floating rate index/ Maturity date	date/ strike		amount	Value

Goldman Sachs International

(1.53)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.53		$106,200,000	$1,246,788

(1.5725)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.5725		106,200,000	1,177,758

JPMorgan Chase Bank N.A.

(1.555)/3 month USD-LIBOR-BBA/Jan-18	Jan-16/1.555		106,200,000	1,192,626

Total purchased swap options outstanding (cost $3,102,739)				$3,617,172

SHORT-TERM INVESTMENTS (29.8%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)			46,070,697	$46,070,697

SSgA Prime Money Market Fund 0.06%(P)			3,140,000	3,140,000

U.S. Treasury Bills with an effective yield of 0.175%, October 17, 2013(SEG)(SEGCCS)(SEGSF)			$34,430,000	34,404,109

U.S. Treasury Bills with an effective yield of 0.168%, May 2, 2013(SEG)			12,000,000	11,997,900

U.S. Treasury Bills with an effective yield of 0.167%, May 30, 2013			10,000,000	9,997,380

U.S. Treasury Bills with an effective yield of 0.161%, June 27, 2013			25,000,000	24,991,375

U.S. Treasury Bills with an effective yield of 0.144%, February 7, 2013			12,000,000	11,999,710

U.S. Treasury Bills with an effective yield of 0.127%, September 19, 2013			18,000,000	17,987,940

U.S. Treasury Bills with an effective yield of 0.125%, December 12, 2013(SEGSF)			7,500,000	7,491,502

U.S. Treasury Bills with effective yields ranging from 0.155% to 0.180%, August 22, 2013(SEG)			50,000,000	49,970,550

U.S. Treasury Bills with effective yields ranging from 0.152% to 0.178%, July 25, 2013			25,000,000	24,987,325

U.S. Treasury Bills with effective yields ranging from 0.136% to 0.163%, April 4, 2013(SEG)			25,000,000	24,997,625

Total short-term investments (cost $267,974,627)				$268,036,113

TOTAL INVESTMENTS

Total investments (cost $1,111,164,954)(b)				$1,134,660,372

FORWARD CURRENCY CONTRACTS at 1/31/13 (aggregate face value $473,583,857) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Sell	2/20/13	$1,083,268	$1,123,304	$40,036
	Chilean Peso	Buy	2/20/13	2,694,662	2,695,090	(428)
	Euro	Sell	2/20/13	3,004,820	2,824,024	(180,796)
	Japanese Yen	Sell	2/20/13	2,112,482	2,216,641	104,159
	Peruvian New Sol	Buy	2/20/13	2,072,385	2,095,108	(22,723)
	Swiss Franc	Sell	2/20/13	4,658,856	4,530,938	(127,918)
Barclays Bank PLC
	Australian Dollar	Buy	2/20/13	1,463,662	1,472,939	(9,277)
	Brazilian Real	Buy	2/20/13	2,884,339	2,823,401	60,938
	British Pound	Sell	2/20/13	2,152,484	2,217,021	64,537
	Canadian Dollar	Sell	2/20/13	4,475,484	4,541,323	65,839
	Chilean Peso	Buy	2/20/13	3,797,452	3,777,139	20,313
	Czech Koruna	Sell	2/20/13	1,294,164	1,269,470	(24,694)
	Euro	Buy	2/20/13	4,279,370	4,389,715	(110,345)
	Indonesian Rupiah	Buy	2/20/13	719,065	707,446	11,619
	Indonesian Rupiah	Sell	2/20/13	719,065	715,900	(3,165)
	Japanese Yen	Sell	2/20/13	6,034,002	6,278,649	244,647
	Malaysian Ringgit	Buy	2/20/13	2,396,440	2,452,117	(55,677)
	Mexican Peso	Buy	2/20/13	3,137,726	3,109,820	27,906
	New Taiwan Dollar	Buy	2/20/13	797,430	815,690	(18,260)
	New Zealand Dollar	Buy	2/20/13	1,033,131	1,031,573	1,558
	New Zealand Dollar	Sell	2/20/13	1,033,131	1,022,707	(10,424)
	Norwegian Krone	Buy	2/20/13	3,798,157	3,704,023	94,134
	Polish Zloty	Buy	2/20/13	1,990,415	1,963,968	26,447
	Russian Ruble	Buy	2/20/13	4,544,756	4,496,710	48,046
	South Korean Won	Buy	2/20/13	2,230,777	2,296,473	(65,696)
	Swedish Krona	Buy	2/20/13	3,310,477	3,213,369	97,108
	Swiss Franc	Sell	2/20/13	6,733,477	6,682,115	(51,362)
	Turkish Lira	Buy	2/20/13	2,191,665	2,152,886	38,779
Citibank, N.A.
	Australian Dollar	Buy	2/20/13	1,093,711	1,110,051	(16,340)
	Brazilian Real	Buy	2/20/13	2,192,392	2,128,851	63,541
	British Pound	Sell	2/20/13	2,452,370	2,518,512	66,142
	Canadian Dollar	Sell	2/20/13	5,532,494	5,604,467	71,973
	Czech Koruna	Sell	2/20/13	1,481,200	1,454,307	(26,893)
	Euro	Buy	2/20/13	13,541,244	13,258,670	282,574
	Euro	Sell	2/20/13	13,688,172	13,241,320	(446,852)
	Japanese Yen	Sell	2/20/13	2,112,482	2,218,041	105,559
	South Korean Won	Buy	2/20/13	2,058,349	2,105,600	(47,251)
	Swedish Krona	Buy	2/20/13	2,328,063	2,257,207	70,856
	Swiss Franc	Sell	2/20/13	9,277,269	9,050,423	(226,846)
	Turkish Lira	Buy	2/20/13	1,600,796	1,573,222	27,574
Credit Suisse International
	Australian Dollar	Buy	2/20/13	10,224,699	10,262,363	(37,664)
	Brazilian Real	Buy	2/20/13	2,521,296	2,430,332	90,964
	British Pound	Sell	2/20/13	1,067,599	1,173,144	105,545
	Canadian Dollar	Buy	2/20/13	3,655,992	3,724,762	(68,770)
	Chilean Peso	Buy	2/20/13	2,694,662	2,691,814	2,848
	Chinese Yuan	Buy	2/20/13	1,382,933	1,379,112	3,821
	Czech Koruna	Sell	2/20/13	1,294,164	1,269,493	(24,671)
	Euro	Buy	2/20/13	3,821,748	3,997,401	(175,653)
	Indonesian Rupiah	Buy	2/20/13	719,065	709,026	10,039
	Indonesian Rupiah	Sell	2/20/13	719,065	716,265	(2,800)
	Japanese Yen	Sell	2/20/13	1,152,423	1,175,130	22,707
	Mexican Peso	Buy	2/20/13	3,249,071	3,223,024	26,047
	New Zealand Dollar	Buy	2/20/13	376,233	372,459	3,774
	New Zealand Dollar	Sell	2/20/13	376,233	376,296	63
	Norwegian Krone	Buy	2/20/13	4,053,315	3,990,049	63,266
	Philippine Peso	Buy	2/20/13	389,189	389,707	(518)
	Polish Zloty	Buy	2/20/13	1,382,733	1,373,368	9,365
	Russian Ruble	Buy	2/20/13	4,544,752	4,499,597	45,155
	South Korean Won	Buy	2/20/13	2,493,332	2,547,709	(54,377)
	Swedish Krona	Buy	2/20/13	2,881,047	2,798,551	82,496
	Swiss Franc	Sell	2/20/13	3,721,282	3,691,030	(30,252)
	Turkish Lira	Buy	2/20/13	2,369,770	2,342,017	27,753
Deutsche Bank AG
	Australian Dollar	Buy	2/20/13	6,436,342	6,477,994	(41,652)
	Brazilian Real	Buy	2/20/13	1,495,032	1,451,594	43,438
	British Pound	Sell	2/20/13	1,420,770	1,557,670	136,900
	Canadian Dollar	Sell	2/20/13	1,792,820	1,825,393	32,573
	Euro	Sell	2/20/13	5,910,239	5,687,604	(222,635)
	Japanese Yen	Sell	2/20/13	2,663,914	2,679,314	15,400
	Mexican Peso	Buy	2/20/13	993,923	985,274	8,649
	Norwegian Krone	Buy	2/20/13	2,538,831	2,499,226	39,605
	Norwegian Krone	Sell	2/20/13	2,538,831	2,489,012	(49,819)
	Polish Zloty	Buy	2/20/13	2,126,679	2,091,269	35,410
	Singapore Dollar	Buy	2/20/13	3,567,728	3,613,511	(45,783)
	South Korean Won	Buy	2/20/13	3,601,158	3,681,002	(79,844)
	Swedish Krona	Buy	2/20/13	949,191	904,192	44,999
	Swiss Franc	Sell	2/20/13	4,659,296	4,566,016	(93,280)
	Turkish Lira	Buy	2/20/13	2,550,599	2,508,549	42,050
Goldman Sachs International
	British Pound	Sell	2/20/13	1,058,876	1,058,554	(322)
	Japanese Yen	Sell	2/20/13	1,331,957	1,338,773	6,816
HSBC Bank USA, National Association
	Australian Dollar	Buy	2/20/13	6,587,573	6,620,079	(32,506)
	British Pound	Sell	2/20/13	3,402,933	3,483,043	80,110
	Canadian Dollar	Sell	2/20/13	1,555,701	1,561,399	5,698
	Euro	Buy	2/20/13	6,725,267	6,640,507	84,760
	Japanese Yen	Sell	2/20/13	2,128,024	2,233,616	105,592
	Norwegian Krone	Sell	2/20/13	2,081,054	2,031,045	(50,009)
	Philippine Peso	Buy	2/20/13	1,063,000	1,064,777	(1,777)
	Russian Ruble	Buy	2/20/13	2,678,833	2,644,114	34,719
	South Korean Won	Buy	2/20/13	2,058,349	2,104,711	(46,362)
	Swiss Franc	Sell	2/20/13	4,659,406	4,562,242	(97,164)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	2/20/13	2,319,696	2,366,435	(46,739)
	Brazilian Real	Buy	2/20/13	2,884,389	2,822,737	61,652
	British Pound	Sell	2/20/13	9,001,326	9,213,675	212,349
	Canadian Dollar	Sell	2/20/13	6,206,769	6,240,723	33,954
	Chilean Peso	Buy	2/20/13	2,450,121	2,428,025	22,096
	Chinese Yuan	Buy	2/20/13	1,382,949	1,378,997	3,952
	Czech Koruna	Sell	2/20/13	2,186,170	2,132,402	(53,768)
	Euro	Buy	2/20/13	8,088,762	8,074,128	14,634
	Japanese Yen	Sell	2/20/13	1,331,957	1,340,940	8,983
	Malaysian Ringgit	Buy	2/20/13	2,396,408	2,449,425	(53,017)
	Mexican Peso	Buy	2/20/13	2,901,128	2,876,657	24,471
	New Taiwan Dollar	Buy	2/20/13	1,404,139	1,433,457	(29,318)
	New Zealand Dollar	Buy	2/20/13	680,119	678,693	1,426
	New Zealand Dollar	Sell	2/20/13	680,119	675,368	(4,751)
	Norwegian Krone	Sell	2/20/13	952,397	908,448	(43,949)
	Polish Zloty	Buy	2/20/13	1,471,616	1,455,002	16,614
	Russian Ruble	Buy	2/20/13	3,328,689	3,284,643	44,046
	South Korean Won	Buy	2/20/13	1,333,088	1,364,074	(30,986)
	Swedish Krona	Buy	2/20/13	2,303,205	2,255,055	48,150
	Swiss Franc	Sell	2/20/13	6,977,349	6,904,209	(73,140)
	Turkish Lira	Buy	2/20/13	2,519,799	2,478,741	41,058
State Street Bank and Trust Co.
	Australian Dollar	Buy	2/20/13	2,290,012	2,322,272	(32,260)
	Brazilian Real	Buy	2/20/13	2,909,204	2,822,891	86,313
	British Pound	Sell	2/20/13	7,329,198	7,574,597	245,399
	Canadian Dollar	Sell	2/20/13	2,264,350	2,220,875	(43,475)
	Chilean Peso	Buy	2/20/13	2,694,663	2,693,666	997
	Colombian Peso	Buy	2/20/13	2,110,941	2,121,317	(10,376)
	Czech Koruna	Sell	2/20/13	2,186,165	2,133,373	(52,792)
	Euro	Sell	2/20/13	1,242,232	1,119,732	(122,500)
	Indonesian Rupiah	Buy	2/20/13	719,065	708,798	10,267
	Indonesian Rupiah	Sell	2/20/13	719,065	716,375	(2,690)
	Japanese Yen	Sell	2/20/13	6,945,161	7,192,199	247,038
	Mexican Peso	Buy	2/20/13	3,096,946	3,070,921	26,025
	New Zealand Dollar	Buy	2/20/13	696,131	693,758	2,373
	New Zealand Dollar	Sell	2/20/13	696,131	689,979	(6,152)
	Norwegian Krone	Sell	2/20/13	4,772,983	4,699,067	(73,916)
	Polish Zloty	Buy	2/20/13	1,131,520	1,115,847	15,673
	South Korean Won	Buy	2/20/13	3,317,387	3,410,015	(92,628)
	Swedish Krona	Buy	2/20/13	2,392,324	2,341,691	50,633
	Swiss Franc	Sell	2/20/13	9,144,947	9,081,635	(63,312)
	Thai Baht	Buy	2/20/13	1,338,191	1,314,413	23,778
	Thai Baht	Sell	2/20/13	1,338,191	1,326,432	(11,759)
	Turkish Lira	Buy	2/20/13	3,561,377	3,514,944	46,433
UBS AG
	Australian Dollar	Buy	2/20/13	3,381,327	3,394,564	(13,237)
	Australian Dollar	Sell	2/20/13	3,381,327	3,382,619	1,292
	British Pound	Buy	2/20/13	3,757,847	3,799,725	(41,878)
	British Pound	Sell	2/20/13	3,757,847	3,847,522	89,675
	Canadian Dollar	Buy	2/20/13	3,091,157	3,121,967	(30,810)
	Canadian Dollar	Sell	2/20/13	3,091,157	3,114,333	23,176
	Chilean Peso	Buy	2/20/13	2,694,662	2,693,522	1,140
	Czech Koruna	Sell	2/20/13	1,785,700	1,735,493	(50,207)
	Euro	Buy	2/20/13	6,475,138	6,515,535	(40,397)
	Japanese Yen	Sell	2/20/13	4,956,125	5,144,702	188,577
	Mexican Peso	Buy	2/20/13	2,088,456	2,071,797	16,659
	New Taiwan Dollar	Buy	2/20/13	644,215	658,434	(14,219)
	New Zealand Dollar	Buy	2/20/13	1,142,949	1,142,142	807
	New Zealand Dollar	Sell	2/20/13	1,142,949	1,131,581	(11,368)
	Norwegian Krone	Sell	2/20/13	4,174,089	4,090,359	(83,730)
	Philippine Peso	Buy	2/20/13	587,968	586,805	1,163
	Russian Ruble	Buy	2/20/13	2,714,184	2,674,455	39,729
	Singapore Dollar	Buy	2/20/13	950,085	962,347	(12,262)
	Swedish Krona	Buy	2/20/13	2,328,063	2,257,035	71,028
	Swiss Franc	Sell	2/20/13	9,891,840	9,755,764	(136,076)
	Thai Baht	Buy	2/20/13	1,385,695	1,366,193	19,502
	Thai Baht	Sell	2/20/13	1,385,695	1,363,540	(22,155)
	Turkish Lira	Buy	2/20/13	1,657,915	1,628,406	29,509
WestPac Banking Corp.
	Australian Dollar	Buy	2/20/13	3,707,326	3,732,314	(24,988)
	British Pound	Buy	2/20/13	3,757,847	3,799,665	(41,818)
	British Pound	Sell	2/20/13	3,757,847	3,758,258	411
	Canadian Dollar	Sell	2/20/13	1,535,858	1,566,377	30,519
	Euro	Buy	2/20/13	601,968	679,650	(77,682)
	Japanese Yen	Sell	2/20/13	203,746	213,838	10,092
	Mexican Peso	Buy	2/20/13	755,394	749,163	6,231
	Swedish Krona	Buy	2/20/13	187,011	182,603	4,408
	Swedish Krona	Sell	2/20/13	187,011	183,159	(3,852)

Total						$614,067

FUTURES CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 3 yr (Short)	101	$11,492,449	Mar-13	$26,593
Canadian Government Bond 10 yr (Long)	28	3,753,639	Mar-13	(54,855)
Euro-Bobl 5 yr (Short)	13	2,218,429	Mar-13	19,023
Euro-Bund 10 yr (Short)	7	1,348,704	Mar-13	12,998
Japanese Government Bond 10 yr (Short)	1	1,577,998	Mar-13	1,745
Japanese Government Bond 10 yr Mini (Short)	10	1,578,544	Mar-13	1,378
U.K. Gilt 10 yr (Short)	3	553,688	Mar-13	11,744
U.S. Treasury Note 10 yr (Short)	4	525,125	Mar-13	7,821

Total				$26,447

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/13 (premiums $2,769,573) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/			Contract
Floating rate index/ Maturity date	Expiration date/ strike		amount	Value

Goldman Sachs International
1.47/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.47	EUR	80,004,000	$1,267,705
1.51/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.51	EUR	80,004,000	1,203,614
JPMorgan Chase Bank N.A.
1.474/6 month EUR-EURIBOR-Reuters/Jan-18	Jan-16/1.474	EUR	80,004,000	1,239,462

Total				$3,710,781

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)
Counterparty			Unrealized
Fixed Right or Obligation % to receive or (pay)/		Contract	appreciation/
Floating rate index/ Maturity date	Expiration date/ strike	amount	(depreciation)

Barclays Bank PLC
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	$35,520,000	$14,563
Citibank, N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	56,159,000	29,764
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	35,520,000	17,760
Credit Suisse International
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	319,940,400	732,664
(2.00)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.00	129,543,000	985,822
1.50/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/1.50	129,543,000	(222,814)
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	70,872,400	33,310
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	70,872,000	34,727
(1.50)/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/1.50	56,038,000	7,285
2.00/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.00	56,038,000	(462,874)
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	6,681,000	(35,944)
Deutsche Bank AG
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	6,681,000	(35,075)
Goldman Sachs International
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	35,520,000	12,787
(2.25)/3 month USD-LIBOR-BBA/Mar-23 (Purchased)	Mar-13/2.25	6,681,000	(35,342)
JPMorgan Chase Bank N.A.
2.25/3 month USD-LIBOR-BBA/Mar-23 (Written)	Mar-13/2.25	35,520,000	14,563

Total			$1,091,196

TBA SALE COMMITMENTS OUTSTANDING at 1/31/13 (proceeds receivable $109,918,359) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, March 1, 2043	$18,000,000	3/12/13	$18,537,188
Federal National Mortgage Association, 3s, February 1, 2043	88,000,000	2/12/13	90,887,500

Total			$109,424,688

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

				Upfront		Payments	Payments	Unrealized
	Swap counterparty /			premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
		$36,621,400	(E)	$1,287,439	3/20/23	3 month USD-LIBOR-BBA	1.75%	$89,553
		19,077,700	(E)	(497,044)	3/20/23	1.75%	3 month USD-LIBOR-BBA	126,987
	CAD	6,208,000		—	1/22/23	2.38%	3 month CAD-BA-CDOR	23,115
	CAD	6,281,000		—	1/24/23	2.33%	3 month CAD-BA-CDOR	52,669
	CAD	8,819,000		—	1/24/23	2.315%	3 month CAD-BA-CDOR	86,005
	CAD	7,260,000		—	1/29/23	2.42%	3 month CAD-BA-CDOR	3,258
	Barclays Bank PLC
		$511,687,000	(E)	558,857	3/20/15	0.45%	3 month USD-LIBOR-BBA	589,558
		58,955,000	(E)	1,419,581	3/20/23	3 month USD-LIBOR-BBA	1.75%	(508,837)
		37,027,000	(E)	141,443	3/20/18	3 month USD-LIBOR-BBA	0.90%	(172,546)
		8,946,000	(E)	(348,373)	3/20/43	2.60%	3 month USD-LIBOR-BBA	436,191
		52,475,000	(E)	(26,102)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(29,250)
		51,169,000	(E)	(1,275,014)	3/20/23	1.75%	3 month USD-LIBOR-BBA	398,724
		6,174,000		—	2/4/23	3 month USD-LIBOR-BBA	2.0615%	1,369
	AUD	20,872,000		—	2/5/23	6 month AUD-BBR-BBSW	3.97%	(53,998)
	CHF	4,802,000		—	12/7/22	0.87%	6 month CHF-LIBOR-BBA	138,510
	EUR	35,190,000		—	10/16/22	1.747%	6 month EUR-EURIBOR-REUTERS	383,528
	EUR	81,659,000	(E)	—	8/3/17	1 month EUR-EONIA-OIS-COMPOUND	1.41727%	37,698
	EUR	4,419,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	10,133
	GBP	2,816,000		—	8/15/31	3.60%	6 month GBP-LIBOR-BBA	(547,390)
	GBP	3,552,000		—	7/25/42	6 month GBP-LIBOR-BBA	2.8425%	(378,468)
	GBP	6,303,000		—	7/25/22	1.885%	6 month GBP-LIBOR-BBA	123,705
	GBP	12,318,000		—	1/31/23	2.11%	6 month GBP-LIBOR-BBA	(3,286)
	JPY	5,589,311,000		—	2/4/23	0.7835%	6 month JPY-LIBOR-BBA	24,069
	SEK	7,514,000		—	12/6/22	2.09%	3 month SEK-STIBOR-SIDE	32,483
	Citibank, N.A.
		$2,734,000	(E)	—	10/7/21	3 month USD-LIBOR-BBA	3.0625%	41,256
		21,141,000	(E)	17,124	3/20/15	0.45%	3 month USD-LIBOR-BBA	18,393
		36,256,000	(E)	(1,076,328)	3/20/23	1.75%	3 month USD-LIBOR-BBA	109,607
		69,215,000	(E)	1,964,928	3/20/23	3 month USD-LIBOR-BBA	1.75%	(299,095)
	CZK	38,594,000		—	1/17/23	6 month CZK-PRIBOR-PRBO	1.41%	(12,380)
	PLN	6,247,000		—	1/17/23	3.84%	6 month PLN-WIBOR-WIBO	(21,624)
	SEK	37,318,000		—	8/2/22	3 month SEK-STIBOR-SIDE	2.285%	(3,797)
	SEK	8,999,000		—	12/20/22	2.045%	3 month SEK-STIBOR-SIDE	45,231
	Credit Suisse International
		$18,901,000		—	1/9/16	3 month USD-LIBOR-BBA	0.515%	(22,684)
		9,508,000		—	1/11/16	3 month USD-LIBOR-BBA	0.50%	(15,880)
		11,490,000		—	1/11/18	0.88%	3 month USD-LIBOR-BBA	66,861
		3,005,000		—	1/11/23	3 month USD-LIBOR-BBA	1.88%	(44,154)
		15,663,000		—	1/7/16	3 month USD-LIBOR-BBA	0.54%	(6,137)
		5,975,000		—	1/9/23	3 month USD-LIBOR-BBA	1.93%	(58,707)
		22,980,000		—	1/9/18	0.9125%	3 month USD-LIBOR-BBA	94,384
		6,789,000	(E)	2,783	3/20/15	0.45%	3 month USD-LIBOR-BBA	3,191
		368,841,000	(E)	(5,436,922)	3/20/23	1.75%	3 month USD-LIBOR-BBA	6,627,866
		4,909,000		—	1/7/23	3 month USD-LIBOR-BBA	1.94%	(43,143)
		18,889,000		—	1/7/18	0.93%	3 month USD-LIBOR-BBA	60,101
		138,357,000	(E)	2,302,839	3/20/23	3 month USD-LIBOR-BBA	1.75%	(2,222,817)
		57,541,000	(E)	(54,633)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(58,085)
		8,177,000	(E)	470,416	3/20/43	3 month USD-LIBOR-BBA	2.60%	(246,707)
		75,684,000	(E)	(54,820)	3/20/18	0.90%	3 month USD-LIBOR-BBA	586,980
		706,000	(E)	(18,600)	3/20/43	2.60%	3 month USD-LIBOR-BBA	43,317
	AUD	3,435,000		—	12/5/22	6 month AUD-BBR-BBSW	3.82%	(46,295)
	CAD	4,331,000		—	1/15/23	3 month CAD-BA-CDOR	2.3175%	(39,179)
	CAD	4,890,000		—	12/5/22	3 month CAD-BA-CDOR	2.11125%	(125,326)
	CAD	5,034,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(110,983)
	CAD	1,823,000		—	12/12/22	2.1675%	3 month CAD-BA-CDOR	38,003
	CAD	5,203,000		—	12/14/22	2.24125%	3 month CAD-BA-CDOR	73,820
	CAD	3,547,000		—	12/19/22	2.29125%	3 month CAD-BA-CDOR	35,071
	CHF	4,120,000		—	1/24/23	6 month CHF-LIBOR-BBA	1.0525%	(51,236)
	CHF	25,372,000		—	12/6/22	0.87%	6 month CHF-LIBOR-BBA	732,034
	EUR	10,565,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	24,227
	GBP	1,807,000		—	2/4/23	2.11%	6 month GBP-LIBOR-BBA	774
	SEK	23,331,000		—	1/11/23	3 month SEK-STIBOR-SIDE	2.115%	(97,293)
	SEK	15,686,000		—	1/17/23	3 month SEK-STIBOR-SIDE	2.175%	(52,647)
	SEK	33,084,000		—	12/5/22	3 month SEK-STIBOR-SIDE	2.1025%	(136,815)
	SEK	23,651,000		—	12/6/22	2.095%	3 month SEK-STIBOR-SIDE	100,541
	SEK	16,280,000		—	12/10/22	3 month SEK-STIBOR-SIDE	2.0175%	(87,830)
	Deutsche Bank AG
		$17,403,000	(E)	(27,612)	3/20/18	0.90%	3 month USD-LIBOR-BBA	119,965
		4,921,000	(E)	1,132	3/20/15	3 month USD-LIBOR-BBA	0.45%	837
		880,000	(E)	71,280	3/20/43	3 month USD-LIBOR-BBA	2.60%	(5,896)
		47,931,000	(E)	1,456,766	3/20/23	3 month USD-LIBOR-BBA	1.75%	(111,058)
		93,870,000	(E)	(1,015,441)	3/20/23	1.75%	3 month USD-LIBOR-BBA	2,055,047
	Goldman Sachs International
		88,042,000	(E)	1,478,255	3/20/23	3 month USD-LIBOR-BBA	1.75%	(1,401,598)
		18,474,000	(E)	(509,139)	3/20/23	1.75%	3 month USD-LIBOR-BBA	95,146
		21,997,000	(E)	(11,592)	3/20/15	3 month USD-LIBOR-BBA	0.45%	(12,912)
		5,399,000	(E)	267,865	3/20/43	3 month USD-LIBOR-BBA	2.60%	(205,627)
		7,720,000		—	2/4/23	3 month USD-LIBOR-BBA	2.06625%	5,117
	AUD	26,090,000		—	2/5/23	6 month AUD-BBR-BBSW	3.97%	(67,497)
	CAD	6,340,000		—	1/22/23	2.38%	3 month CAD-BA-CDOR	23,607
	CAD	7,068,000		—	11/8/22	3 month CAD-BA-CDOR	2.1675%	(134,046)
	CAD	8,659,000		—	1/29/23	2.415%	3 month CAD-BA-CDOR	4,801
	CHF	3,934,000		—	1/18/23	6 month CHF-LIBOR-BBA	1.025%	(58,727)
	CHF	2,319,000		—	12/6/22	6 month CHF-LIBOR-BBA	0.87%	(66,908)
	CHF	3,180,000		—	12/28/22	6 month CHF-LIBOR-BBA	0.9325%	(74,429)
	EUR	11,938,000		—	10/18/22	1.818%	6 month EUR-EURIBOR-REUTERS	23,286
	EUR	296,189,000	(E)	—	8/6/17	1 year EUR-EONIA-OIS-COMPOUND	1.102%	(1,122,042)
	EUR	74,426,000		—	8/30/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	(315,763)
	EUR	74,426,000		—	8/30/14	0.309%	3 month EUR-EURIBOR-REUTERS	169,285
	EUR	74,426,000		—	8/31/14	1 month EUR-EONIA-OIS-COMPOUND	0.11%	(315,773)
	EUR	74,426,000		—	8/31/14	0.314%	3 month EUR-EURIBOR-REUTERS	159,930
	EUR	74,426,000		—	9/3/14	1 month EUR-EONIA-OIS-COMPOUND	0.086%	(369,997)
	EUR	74,426,000		—	9/3/14	0.283%	3 month EUR-EURIBOR-REUTERS	203,448
	EUR	33,744,000		—	2/4/23	1.89%	6 month EUR-EURIBOR-REUTERS	77,378
	GBP	2,816,000		—	9/23/31	6 month GBP-LIBOR-BBA	3.1175%	192,150
	GBP	1,458,000		—	1/31/23	6 month GBP-LIBOR-BBA	2.11%	389
	JPY	1,490,152,000		—	2/1/23	0.805%	6 month JPY-LIBOR-BBA	(31,288)
	JPY	888,277,000		—	2/4/23	0.7835%	6 month JPY-LIBOR-BBA	3,825
	SEK	20,241,000		—	1/24/23	3 month SEK-STIBOR-SIDE	2.255%	(45,814)
	SEK	14,432,000		—	12/17/22	1.9875%	3 month SEK-STIBOR-SIDE	84,501
	SEK	12,393,000		—	1/3/23	3 month SEK-STIBOR-SIDE	2.02%	(67,948)
	SEK	83,955,000		—	12/6/22	3 month SEK-STIBOR-SIDE	2.09%	(362,936)
	JPMorgan Chase Bank N.A.
		$15,586,000	(E)	—	11/9/17	1.0325%	3 month USD-LIBOR-BBA	121,883
		28,136,000	(E)	(491,944)	3/20/23	1.75%	3 month USD-LIBOR-BBA	428,385
		91,040,000	(E)	170,390	3/20/18	0.90%	3 month USD-LIBOR-BBA	942,409
		32,437,000	(E)	23,355	3/20/15	0.45%	3 month USD-LIBOR-BBA	25,301
		158,857,000	(E)	1,545,679	3/20/23	3 month USD-LIBOR-BBA	1.75%	(3,650,721)
	CAD	3,390,000		—	9/21/21	2.3911%	3 month CAD-BA-CDOR	(45,053)
	CAD	15,775,000		—	5/2/15	3 month CAD-BA-CDOR	1.6575%	83,528
	CAD	8,476,000		—	1/28/23	2.42875%	3 month CAD-BA-CDOR	(3,263)
	CAD	17,003,000	(E)	—	11/7/17	3 month CAD-BA-CDOR	1.81%	(113,194)
	CAD	3,870,000		—	1/7/23	2.394%	3 month CAD-BA-CDOR	6,220
	CAD	14,262,000		—	12/4/22	3 month CAD-BA-CDOR	2.15%	(314,429)
	CZK	38,594,000		—	1/16/23	6 month CZK-PRIBOR-PRBO	1.44%	(6,402)
	CZK	38,594,000		—	1/21/23	6 month CZK-PRIBOR-PRBO	1.44%	(6,959)
	EUR	5,952,000		—	1/14/23	1.758%	6 month EUR-EURIBOR-REUTERS	100,718
	EUR	3,623,000		—	7/30/22	6 month EUR-EURIBOR-REUTERS	1.803%	23,580
	GBP	3,942,000		—	1/10/23	6 month GBP-LIBOR-BBA	2.1075%	9,535
	GBP	3,042,000		—	1/15/23	6 month GBP-LIBOR-BBA	2.0125%	(38,770)
	GBP	3,985,000		—	12/6/22	1.856%	6 month GBP-LIBOR-BBA	122,877
	JPY	1,148,877,000		—	12/17/22	0.71875%	6 month JPY-LIBOR-BBA	58,264
	MXN	14,762,000		—	9/11/20	6.82%	1 month MXN-TIIE-BANXICO	(110,997)
	MXN	19,089,000		—	9/14/20	6.82%	1 month MXN-TIIE-BANXICO	(143,443)
	MXN	63,220,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(326,473)
	MXN	6,909,000		—	7/30/20	6.3833%	1 month MXN-TIIE-BANXICO	(35,679)
	MXN	63,220,000		—	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	405,308
	MXN	40,760,000		—	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	292,983
	PLN	6,247,000		—	1/16/23	3.855%	6 month PLN-WIBOR-WIBO	(25,844)
	PLN	6,247,000		—	1/21/23	3.81%	6 month PLN-WIBOR-WIBO	(16,442)

	Total							$1,994,398
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Payments	Payments
			premium	Termination	made by	received by	Unrealized
	Notional amount		paid	date	fund per annum	fund per annum	appreciation

	$9,898,500	(E)	$(89,653)	3/20/23	1.75%	3 month USD-LIBOR-BBA	$234,127

	Total						$234,127
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$1,290,711	$—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	$(185)
	284,637	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	938
	5,230,431	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(1,298)
	3,451,827	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	46,190
	8,917,383	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(1,278)
	7,505,358	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,259
	33,498,602	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(105,347)
	10,276,137	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,724
	3,809,504	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	639
	2,674,588	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(8,051)
	1,904,752	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	319
	3,753,634	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	5,963
	29,076,989	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(91,442)
	24,704,633	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,143
	8,020,820	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(24,144)
	937,479	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	9,583
	665,074	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(745)
	3,647,348	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,470)
	5,760,000	—	4/7/16	(2.63%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(83,693)
	1,310,469	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	220
	3,809,504	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	639
	21,265,576	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(66,877)
	14,226,530	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(42,825)
	12,272,732	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(38,596)
	23,159,355	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	309,063
	8,220,377	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	109,702
	2,284,105	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(567)
	1,593,090	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(228)
	10,586,917	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(2,628)
	42,197,875	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	34,008
	10,434,231	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,750
	527,616	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	88
	1,131,122	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(162)
	3,668,213	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(526)
	2,659,349	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(381)
Citibank, N.A.
	2,125,068	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	356
	1,763,800	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	296
Credit Suisse International
	2,539,669	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	426
	29,385	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	392
	10,828,881	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,055)
Deutsche Bank AG
	10,828,881	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(34,055)
Goldman Sachs International
	2,410,509	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,700)
	8,448,332	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(9,461)
	6,517,182	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(7,299)
	2,433,673	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	3,866
	23,422,211	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	37,206
	3,290,000	—	3/1/16	2.47%	USA Non Revised Consumer Price Index- Urban (CPI-U)	15,591
	2,467,500	—	3/3/16	2.45%	USA Non Revised Consumer Price Index- Urban (CPI-U)	9,120
	8,185,912	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(9,167)
	12,410,729	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,082
	4,281,498	4,014	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	55,956
	4,289,293	8,713	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	41,117
	8,566,088	(4,015)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	110,609
	8,566,088	12,046	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	126,671
	889,686	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	11,873
	10,121,755	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(31,831)
	3,802,562	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,958)
	2,620,972	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,163
	4,434,079	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,043
	469,071	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(525)
	4,734,964	7,768	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	42,951
	36,607,315	40,039	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	337,474
	4,661,095	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,404
	2,784,278	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	4,423
	9,321,989	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	14,808
	1,883,142	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,109)
	6,165,283	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	82,276
	767,769	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,246
	13,866,021	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(43,606)
	1,117,901	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,252)
	2,292,655	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,568)
	614,178	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,011)
	1,637,868	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,151)
	7,647,000	—	4/3/17	2.3225%	USA Non Revised Consumer Price Index- Urban (CPI-U)	1,606
	7,647,000	—	4/4/17	2.35%	USA Non Revised Consumer Price Index- Urban (CPI-U)	12,847
	2,225,155	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(2,492)
	4,450,309	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(4,984)
	3,014,580	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(3,376)
	7,647,000	—	4/5/17	2.355%	USA Non Revised Consumer Price Index- Urban (CPI-U)	14,988
	7,647,000	—	4/5/22	2.66%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(29,242)
	1,389,345	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(1,556)
	9,258,513	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(10,369)
	12,565,338	(155,104)	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	3,295
GBP	4,772,000	—	3/30/17	(3.0925%)	GBP Non-revised UK Retail Price Index	55,628
GBP	4,772,000	—	4/2/17	(3.085%)	GBP Non-revised UK Retail Price Index	40,453
GBP	9,544,000	—	9/20/17	2.6625%	GBP Non-revised UK Retail Price Index	(554,915)
GBP	4,772,000	—	9/21/17	2.66%	GBP Non-revised UK Retail Price Index	(278,441)
GBP	4,772,000	—	4/3/17	(3.09%)	GBP Non-revised UK Retail Price Index	38,379
JPMorgan Chase Bank N.A.
GBP	4,325,000	—	9/12/14	2.825%	GBP Non-revised UK Retail Price Index	(93,735)

Total						$(37,528)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 1/31/13 (Unaudited)

			Upfront		Termi-	Fixed payments
	Swap counterparty /		premium	Notional	nation	paid by fund	Unrealized
	Referenced debt*	Rating***	paid**	amount	date	per annum	depreciation

	Barclays Bank PLC
	Irish Gov't, 4.50%, 4/18/2020	—	$(60,491)	$755,000	9/20/17	(100 bp)	$(32,091)
	Obrigacoes Do Tesouro, 5.45%, 9/23/13	—	(123,188)	755,000	9/20/17	(100 bp)	(40,108)
	Credit Suisse International
	Spain Gov't, 5.50%, 7/30/2017	—	(89,008)	755,000	9/20/17	(100 bp)	(39,926)

	Total						$(112,125)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index.

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar
Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $898,063,223.
(b)	The aggregate identified cost on a tax basis is $1,112,398,135, resulting in gross unrealized appreciation and depreciation of $31,501,366 and $9,239,129, respectively, or net unrealized appreciation of $22,262,237.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$102,975,917	$100,750,757	$157,655,977	$20,040	$46,070,697
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $161,838,156 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates and to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge interest rate risk and to gain exposure to interest rates.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure on currency.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities.
In an OTC credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.
For the fund's average notional amount on OTC credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $7,961,147 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $9,876,590 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $7,127,740.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Corporate bonds and notes	$—	$130,014,121	$—
Foreign government and agency bonds and notes	—	29,711,644	—
Mortgage-backed securities	—	386,240,335	—
Purchased swap options outstanding	—	3,617,172	—
Senior loans	—	70,936,851	—
U.S. government and agency mortgage obligations	—	243,233,065	—
U.S. government agency obligations	—	346,066	—
U.S. treasury obligations	—	2,525,005	—
Short-term investments	49,210,697	218,825,416	—

Totals by level	$49,210,697	$1,085,449,675	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$614,067	$—
Futures contracts	26,447	—	—
Written swap options outstanding	—	(3,710,781)	—
Forward premium swap option contracts	—	1,091,196	—
TBA sale commitments	—	(109,424,688)	—
Interest rate swap contracts	—	(18,390)	—
Total return swap contracts	—	49,011	—
Credit default contracts	—	160,562	—

Totals by level	$26,447	$(111,239,023)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Credit contracts	$160,562	$—
Foreign exchange contracts	4,667,079	4,053,012
Interest rate contracts	34,599,064	33,544,409

Total	$39,426,705	$37,597,421

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Purchased swap option contracts (contract amount)	$821,100,000
Written swap option contracts (contract amount)	$598,300,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$745,900,000
OTC interest rate swap contracts (notional)	$4,354,600,000
Centrally Cleared Interest rate swap contracts (notional)	$7,400,000
OTC total return swap contracts (notional)	$641,700,000
OTC credit default swap contracts (notional)	$2,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013